Total Income Taxes (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Income from continuing operations before equity in net income (losses) of affiliates	¥ 337,837	¥ 338,197	¥ 308,400
Equity in net income (losses) of affiliates	(5,031)	(1,270)	(567)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(8,509)	9,109	(20,875)
Less: Reclassification of realized gains and losses included in net income	4,827	1,335	19,786
Change in fair value of derivative instruments	2	(43)	(3)
Less: Reclassification of realized gains and losses included in net income			(84)
Foreign currency translation adjustment	(12,523)	3,082	(20,991)
Less: Reclassification of realized gains and losses included in net income	245	(24)	(7)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(4,388)	4,702	(11,229)
Prior service cost arising during period, net	33
Less: Amortization of prior service cost	(928)	(923)	(923)
Less: Amortization of actuarial gains and losses	788	1,280	550
Less: Amortization of transition obligation	61	55	56
Total income taxes	¥ 312,414	¥ 355,500	¥ 274,113